Related Party Transactions - Summary Of Major Loan Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		₩ 51	[1]	₩ 108	[1]	₩ 120
Changes in finance agreements to related parties [Abstract]
Loan		403		475		483
Collection		424		532		495
Others		0		0		0
Ending balance	[1]	30		51		108
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		1	[1]	1	[1]	2
Changes in finance agreements to related parties [Abstract]
Loan		3		3		12
Collection		4		3		13
Others		0		0		0
Ending balance	[1]	0		1		1
Korea Finance Security Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		3,225	[1]	3,228	[1]	3,433
Changes in finance agreements to related parties [Abstract]
Loan		2,052		2,705		2,911
Collection		1,842		2,708		3,116
Others		0		0		0
Ending balance	[1]	3,435		3,225		3,228
LOTTE CARD Co.,Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		27,913	[1]	12,209	[1]	50,000
Changes in finance agreements to related parties [Abstract]
Loan		12,531		288,794		226,318
Collection		13,213		274,484		264,109
Others		(351)		1,394		0
Ending balance	[1]	26,880		27,913		12,209
K BANK Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		18	[1]	54	[1]	3
Changes in finance agreements to related parties [Abstract]
Loan		256		317		218
Collection		257		353		167
Others		0		0		0
Ending balance	[1]	17		18		54
Win Mortgage Co.,LTd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		8	[1]	15
Changes in finance agreements to related parties [Abstract]
Loan		250		243
Collection		240		250
Others		0		0
Ending balance		18	[1]	8	[1]	15
ARAM CMC Company Limited
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		41	[1]	41	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan		0		0		41
Collection		41		0		0
Others		0		0		0
Ending balance	[1]	0		41		41
Godo Kaisha Oceanos 1
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		38,770	[1]	38,121	[1]	39,814
Changes in finance agreements to related parties [Abstract]
Loan		22,921		0		0
Collection		64,002		0		0
Others		2,311		649		(1,693)
Ending balance	[1]	0		38,770		38,121
Woori Zip 1
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		0	[1]	11,317	[1]	11,819
Changes in finance agreements to related parties [Abstract]
Loan				0		0
Collection				11,227		0
Others				(90)		(502)
Ending balance	[1]			0		11,317
Woori Zip 2
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		0	[1]	16,063	[1]	16,776
Changes in finance agreements to related parties [Abstract]
Loan				0		0
Collection				15,936		0
Others				(127)		(713)
Ending balance	[1]			0		16,063
Woori Real Estate Investment No. 1 Limited Liability Company
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		0
Changes in finance agreements to related parties [Abstract]
Loan		42,885
Collection		0
Others		0
Ending balance		₩ 42,885		0
One Mortgage
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance				15	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan						262
Collection						247
Others						0
Ending balance	[1]					15
Central Network Solutions Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance				₩ 0	[1]	251
Changes in finance agreements to related parties [Abstract]
Loan						0
Collection						251
Others						0
Ending balance	[1]					₩ 0

[1]	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.